Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory
Schedule of inventory

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Lubricating oil	$4,288	$3,304
Total inventory	$4,288	$3,304